File No. 33-57051

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 7

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       The First Trust Special Situations Trust Series 112
         SELECT 1995 GROWTH & TREASURY SECURITIES TRUST
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  April 30, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

929,514 UNITS


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The Select 1995 Growth & Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio containing zero coupon U.S. Treasury bonds (Treasury Obligations) and common stocks issued by small capitalization companies. At March 16, 2001, each Unit represented a 1/929,514 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $1.7528 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

                      Please retain all parts of this Prospectus
                               for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                                    NIKE SECURITIES L.P.
                                           Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001

Sponsor:                   Nike Securities L.P.
Evaluator:                 First Trust Advisors L.P.
Trustee:                   The Chase Manhattan Bank

GENERAL INFORMATION
AGGREGATE MATURITY VALUE OF TREASURY OBLIGATIONS
 IN THE TRUST                                                                                                       $       929,000
NUMBER OF UNITS                                                                                                             929,514

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                                                                       1/929,514
PUBLIC OFFERING PRICE:

  Aggregate Value of Securities in the Portfolio                                                                    $     1,575,654
  Aggregate Value of Securities per Unit                                                                            $        1.6951

  Income and Principal cash (overdraft) in the Portfolio                                                            $        (3,385)

  Income and Principal cash (overdraft) per Unit                                                                    $        (.0036)
  Sales Charge 3.627% (3.5% of Public Offering Price,
   excluding income and principal cash)                                                                             $          .0613
  Public Offering Price per Unit                                                                                    $         1.7528

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.0613 less than the Public Offering Price per Unit)                                                             $         1.6915

DATE TRUST ESTABLISHED                                                                                              January 18, 1995

MANDATORY TERMINATION DATE                                                                                              May 15, 2005
Evaluator's Annual Fee:  $.0003 per Unit outstanding.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading
  (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.00025 per Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor:  Maximum of $.0001 per Unit outstanding annually.
Trustee's Annual Fee:  $.0009 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to
  Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.001 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in
  December of each year.
Income Distribution Record Date:  Fifteenth day of each December.
Income Distribution Date:  Last day of each December.
A Unit holder who owns at least 25,000 Units may request an "In-Kind
  Distribution" upon termination of the Trust. See "Income and Capital
  Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 112, Select 1995 Growth & Treasury Securities Trust:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 112, Select 1995 Growth & Treasury Securities Trust (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 112, Select 1995 Growth & Treasury Securities Trust at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.






Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000


ASSETS
SECURITIES, AT MARKET VALUE (Cost, including
  accretion on the treasury obligations, $1,087,284) (Note 1)                                                           $ 1,846,757

DIVIDENDS RECEIVABLE                                                                                                            138
                                                                                                                        -----------
TOTAL LIABILITIES                                                                                                       $ 1,846,895
                                                                                                                        ===========
LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                                                                                   $     2,164
  Cash overdraft                                                                                                              9,680
                                                                                                                        -----------
                                                                                                                             11,844
NET ASSETS, APPLICABLE TO 958,796 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets, including accretion on
    the treasury obligations (Note 1)                                                                                     1,087,284
  Net unrealized appreciation (Note 2)                                                                                      759,473
  Distributable funds (deficit)                                                                                             (11,706)
                                                                                                                        -----------
                                                                                                                          1,835,051
                                                                                                                        -----------
TOTAL LIABILITIES AND NET ASSETS                                                                                        $ 1,846,895
                                                                                                                        ===========
NET ASSET VALUE PER UNIT                                                                                                $    1.9139
                                                                                                                        ===========

See notes to financial statements.


THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000


    Maturity                                                                              Market
     Value              Name of Issuer and Title of Security                              value
                        "Zero coupon" U.S. Treasury Bonds maturing
$9,800,000 (a)           May 15, 2005                                                      $     783,157

Number of
Shares                  Name of Issuer of Equity Securities

3,914                   ATS Medical, Inc.                                                        55,532
2,976                   Bio Vascular, Inc.                                                       12,648
2,814                   CNS, Inc.                                                                10,026
1,071                   Chronimed Inc.                                                           12,986
1,317                   Communications Systems, Inc.                                             11,607
2,307                   Community First Bankshares, Inc.                                         43,545
2,528                   Computer Network Technology Corporation                                  72,839
  361                   Department 56, Inc.                                                       4,151
  715                   Fastenal Company                                                         39,236
1,244                   Featherlite Manufacturing, Inc.                                           1,905
1,358                   Grow Biz International, Inc.                                              6,281
  536                   Medtronic, Inc.                                                          32,361
3,547                   Mesaba Holdings, Inc.                                                    44,560
  977 (d)               Metris Companies, Inc.                                                   25,708
  939                   Minntech Corporation                                                      5,811
1,515                   Norstan, Inc.                                                             2,273
1,581                   Park Place Entertainment Corporation                                     18,874
  506                   Polaris Industries, Inc.                                                 20,113
1,551 (b)               QLogic Corporation                                                      119,427
2,465                   Regis Corporation                                                        35,742
  895                   St. Jude Medical, Inc.                                                   54,987
2,840 (d)               Shuffle Master, Inc.                                                     45,085
6,404 (c)               Techne Corporation                                                      230,947
3,048                   Tower Automotive, Inc.                                                   27,432
2,119                   Whole Foods Market, Inc.                                                129,524
                                                                                      ------------------
                        Total equity securities                                               1,063,600
                                                                                      ------------------
                        Total investments                                               $     1,846,757
                                                                                      =================


               THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112 SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

               SCHEDULE OF INVESTMENTS (Continued)
                                DECEMBER 31, 2000

               (a)  The treasury obligations have been purchased at a discount from their par value because there is no stated
                    interest income thereon (such securities are often referred to as U.S Treasury zero holders will receive
                    100% of the principal amount thereof.
               (b)  In July 2000, Ancor Communications, Inc. (Ancor), one of the Trust's original holdings, was acquired by QLogic Corporation (QLogic).  Each shareholder of Ancor  received .5275 shares of
                    QLogic for each share of Ancor held.
               (c)  The number of shares reflects the effect of a two for one stock split.
               (d)  The number of shares reflects the effect of a three for two stock split.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                                                              2000                  1999                  1998
INTEREST INCOME                                                               $  53,564             $  56,895             $  65,887

DIVIDENDS                                                                         3,204                 3,328                 3,406
                                                                              ---------             ---------             ---------
           Total investment income                                               56,768                60,223                69,293

EXPENSES:
  Trustee's fees and related expenses                                            (1,684)               (2,018)               (2,953)
  Evaluator's fees                                                                 (273)                 (404)                 (479)
  Supervisory fees                                                                 (276)                 (335)                 (400)
  Administrative fees                                                               (87)                 (134)                 (160)
                                                                              ---------             ---------             ---------
           Total expenses                                                        (2,320)               (2,891)               (3,992)

           Investment income - net                                               54,448                57,332                65,301

NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                                       86,964               104,352               125,230
  Net change in unrealized appreciation
    or depreciation                                                              16,863                63,851                25,374
                                                                              ---------             ---------             ---------
           Net gain (loss) on investments                                       103,827               168,203               150,604
                                                                              ---------             ---------             ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                   $ 158,275             $ 225,535             $ 215,905
                                                                              =========             =========             =========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                             2000              1999              1998
INTEREST INCOME                                                              $ 53,564          $  56,895         $ 65,887

DIVIDENDS                                                                       3,204             3,328             3,406
                                                                              -------           -------           -------
            Total investment income                                            56,768            60,223            69,293
EXPENSES:
  Trustee's fees and related expenses                                          (1,684)           (2,018)          (2,953)
                   Evaluator's fees
                                                                                 (273)             (404)            (479)
                   Supervisory fees
                                                                                 (276)             (335)            (400)
  Administrative fees
                                                                                  (87)             (134)            (160)
                                                                              --------         ---------         --------
                     Total expenses
                                                                               (2,320)           (2,891)          (3,992)
            Investment income - net
                                                                               54,448            57,332           65,301
NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                                     86,964           104,352          125,230
  Net change in unrealized appreciation
    or depreciation                                                        ------------       -----------       -----------
                                                                               16,863            63,851            25,374
                                                                           ------------       -----------       -----------
           Net gain (loss) on investments                                     103,827           168,203           150,604
                                                                           ------------       -----------       -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                ============      ============       =============
                                                                          $    158,275       $    225,535       $ 215,905
                                                                           ============      ============       =============

                                             See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                              2000                1999           1998

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                     $ 54,448             $ 57,332      $   65,301
  Net realized gain (loss) on investments
                                                                86,964              104,352         125,230
  Change in net unrealized appreciation or (depreciation)
    on investments                                           ----------            ----------    -----------
                                                                16,863               63,851          25,374
                                                             ----------            ----------    -----------
                                                               158,275              225,535         215,905
UNIT REDEMPTIONS
  (112,313, 285,903 and 262,007 in
  2000, 1999 and 1998, respectively)
                                                               (206,741)           (440,496)      (392,471)
DISTRIBUTIONS TO UNIT HOLDERS:
  Principal from investment transactions                           -                (30,121)         -
                                                              ----------           ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (48,466)           (245,082)      (176,566)
NET ASSETS:
  Beginning of year (representing
    1,071,109, 1,357,012 and 1,619,019
    units outstanding at December 31,
    1999, 1998 and 1997, respectively)                           1,883,517           2,128,599      2,305,165
                                                                -----------         -----------    -----------

  End of year (including distributable funds (deficit) applicable to Trust units of $(11,706), $(12,684) and $10,451 at
    December 31, 2000, 1999 and 1998, respectively)
                                                               $ 1,835,051           $1,883,517    $ 2,128,599
                                                                ===========         ===========    ===========
TRUST UNITS OUTSTANDING AT
  THE END OF THE YEAR                                              958,796            1,071,109      1,357,012
                                                                ==========          ===========    ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.       SIGNIFICANT ACCOUNTING POLICIES

      The Select 1995 Growth & Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio containing zero coupon U.S. Treasury bonds (Treasury Obligations) and common stocks issued by small capitalization companies.

      Security Valuation - The treasury obligations are stated at values as determined by First Trust Advisors, L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor"). The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

      Each Equity Security listed on a national securities exchange or the NASDAQ National Market System is valued at the last closing sale price, or if no such price exists or if the Equity Security is not so listed, at the closing bid price thereof, as reported by the Evaluator.

      Investment Income - Dividends on each equity security are recognized on such equity security's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of the treasury obligations and not in distributable funds because it is not currently available for distribution to unit holders.

      Security Cost - Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. ___ The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0009 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $.0003 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

2.    NET UNREALIZED APPRECIATION

                                    Treasury      Equity
                                    Obligations   Securities       Total
Unrealized appreciation             $   78,687    $ 747,910        $  826,597
Unrealized depreciation                   -         (67,124)          (67,124)
                                    ---------     ----------       ----------

      An analysis of net unrealized appreciation at December 31, 2000 follows:

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

      Distributions to Unit Holders - Income distributions to unit holders, if any, are made annually on the last day of each December to unit holders of record on the fifteenth day of each December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.001 per unit. Notwithstanding, principal distributions, if any, are made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Investment income - interest and dividends, Expenses and Investment income
      - net per unit have been calculated based on the weighted average number of units outstanding during each year. Distributions to unit holders of principal from investment transactions per unit reflect the Trust's actual distribution.

                                                                    Year Ended December 31
                                                   ---------------------------------------------------------
                                                                2000                   1999                   1998
Investment income - interest and dividends                      $  .0540                  .0516                  .0474

Expenses                                                          (.0022)                (.0025)                 .0027
                                                                ---------             ----------             ----------
Investment income - net                                            .0518                  .0491                  .0447

Distributions to unit holders:
  Principal from investment transactions                            -                     (.0240)                 -

Net gain (loss) on investments                                     .1036                  .1648                  .1001
                                                               ---------               ----------             ----------
Total increase (decrease) in net assets                            .1554                  .1899                  .1448

Net assets:
  Beginning of year                                               1.7585                 1.5686                  1.4238
                                                                --------             ----------             ----------
                                                                $ 1.9139              $  1.7585              $   1.5686
                                                                ========             ==========             ==========
  End of year

                                                                ******

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 112
SELECT 1995 GROWTH & TREASURY SECURITIES TRUST

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                        PROSPECTUS



SPONSOR:                               Nike Securities L.P.
                                       1001 Warrenville Road
                                       Lisle, Illinois  60532
                                       (800) 621-1675

TRUSTEE:                               The Chase Manhattan Bank
                                       4 New York Plaza, 6th Floor
                                       New York, New York  10004-2413

LEGAL COUNSEL                          Chapman and Cutler
TO SPONSOR:                            111 West Monroe Street
                                       Chicago, Illinois  60603

LEGAL COUNSEL                          Carter, Ledyard & Milburn
TO TRUSTEE:                            2 Wall Street
                                       New York, New York  10005

INDEPENDENT                            Deloitte & Touche LLP
AUDITORS:                              180 North Stetson Avenue
                                       Chicago, Illinois  60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25
3,883 UNITS



PROSPECTUS
Part One
Dated April 26, 2000

NOTE:     Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.


The Trust
The First Trust of Insured Municipal Bonds, Series 25 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At March 16, 2000, each Unit represented a 1/3,883 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price
The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At March 16, 2000, the Public Offering Price per Unit was $416.57 plus net interest accrued to date of settlement (three business days after such date) of $1.85, $1.85 and $7.99 for the monthly, quarterly and semiannual distribution plans, respectively (see "Market for Units" in Part Two).

 Please retain all parts of this Prospectus for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.74% per annum on March 16, 2000, and 5.65% and 5.69% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.97% per annum on March 16, 2000, and 4.87% and 4.91% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.














INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
of Insured Municipal Bonds, Series 25:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust of Insured Municipal Bonds, Series 25 as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 20001999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds, Series 25 at December 31, 20001999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.







________April 7, 20010









THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1. SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

   Security Cost - The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, May 3, 1977. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

   Federal Income Taxes - The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Expenses of the Trust - In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.24, $.98 and $.69 per $1,000 principal amount of bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $35 per week is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2. UNREALIZED APPRECIATION AND DEPRECIATION

   An analysis of net unrealized appreciation at December 31, 2000 follows:



3. INSURANCE

   The issuer of one bond issue in the Trust acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,955.

   The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and (b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.

4. OTHER INFORMATION

   Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

   Distributions of Net Interest Income - Distributions of net interest income to unit holders are made monthly, quarterly or semiannually. Such income distributions per unit, on an accrual basis, were as follows:





                              ******
THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois  60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois  60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York  10005

INDEPENDENT                   Ernst & Young LLP
AUDITORS:                     Sears Tower
                              233 South Wacker Drive
                              Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            FORM 2215S--RECORD OF REPORT ISSUANCE
General                    4120

Name of     NIKE SECURITIES LP
client

Name of reporting entity (if    The First Trust of Insured
other than client)              Municipal Bonds, Series 25

Service authorization     NIK-0228
no. (incl. div.)

SIC code (of
reporting entity)

Client (DUNS) no.
(optional)

                                 Yes              No

       Public entity?* Client:

             Reporting entity:

       SEC Engagement? Client:

             Reporting entity:

Description of report document (including date and periods covered by report)



Date of report

Date report issued

AAPMS paragraph from which the report was developed (If no AAPMS reference is available, indicate source used to develop report)



Working Paper Review (Names of individuals)
                                            Special
Primar             Overrid                  :
y:                 ing:                     (GEN
                                            630)

Report and Related Client Presentation (Name of individual
and initials to indicate completion)
                                    Concurri
Drafted                      ng
by:                          Review
                             by:
                                  Final Report
Reference                Document
s                        Checked
Checked                  by:(optional)
by:

             Manager___________
Primary      _                   Report
Review                           Signed
by:          Partner___________  by:
             --

Proofread by:
(If typed by our Report
Department)

Name(s) and title(s) of client's representative(s) with whom the report and related client presentations were reviewed, date of review, and by whom



To Be Completed by the Audit Client Service Partner
                                            Ye    No    N/
                                            s           A
Has greater than normal engagement risk been identified? If the answer to the above question was "yes," has the Professional Practice Director (or designee) concurred in our response to the greater than normal engagement risk as required by AAPMS AUD 03? Have you considered the requirements under "Client Continuance Considerations" in AAPMS GEN 201 and tentatively concluded that we should continue to serve this client? Where required, was a preissuance/prefiling review of the report performed by National Office (SEC Services) (see AAPMS GEN
630)? Where required, was a special review of the working papers performed (see AAPMS GEN 630)?

Concurring Review Information
Has the following information been submitted with the report draft to the Concurring Reviewer when the report concerns our audit of, or accounting services with respect to, a client's financial statements or other presentation (see AAPMS AUD 26)?

                              Yes    N/A       Comments
Prior-year financial statements and related auditors' or accountants' report Audit planning memorandum(s) or equivalent documentation concerning identified audit risks, our planned audit responses thereto, and our preliminary determination of materiality Form 1210S, Assessment of Fraud, Control Environment, and Engagement Risk Summary evaluation of misstatements Explanations of "no" answers to Audit Supervision and Review Questionnaires (Forms 1910S and 2315S) Explanations of "no" answers to Form 2224S, Questionnaire Concerning Compliance With Accounting Pronouncements Explanations of "no" answers to any applicable SEC questionnaire or checklist (Forms 2411) Memorandum(s) (1) concerning significant issues affecting financial statements (including documentation of any consultations on accounting, auditing, or reporting matters), (2) describing other significant accounting, auditing, and reporting matters, and (3) concerning any noncompliance of the financial statements with professional pronouncements or, where applicable, regulatory requirements Audit summary memorandum Appropriately signed, dated, and tailored management representation letter(s)

To Be Completed by the Concurring Reviewer        Ye    N/
                                                  s     A
If the financial statements relate to an SEC engagement, do you have previous experience as an audit Client Service Partner on an SEC engagement? If much greater than normal engagement risk has been identified or this is our first audit, did you review the audit planning memorandum or equivalent documentation concerning engagement risks and risks at the account and potential- error level, our audit responses thereto, and our preliminary determination of materiality, prior to the completion of significant interim fieldwork? (Indicate the date of the review____________________) Did you discuss significant accounting, auditing, and financial reporting matters with the audit Client Service Partner? Did you discuss the audit engagement team's identification and audit of high-risk transactions and account balances? Did you review documentation of the resolution of significant accounting, auditing, and financial reporting matters, including documentation of consultation with firm personnel or resources external to the firm's organization? If uncertainty exists about the client's ability to continue as a going concern, have you challenged the conclusions of the engagement team in compliance with AAPMS AUD 26? Did you confirm with the audit Client Service Partner that there are no significant unresolved matters?

In connection with performing the concurring review of the report described above, I have read the financial statements (or other financial information) and our report thereon and have performed an objective review of the matters that I considered to be the significant accounting, auditing, and reporting considerations. My review was performed in accordance with AAPMS AUD 26 and included appropriate discussions with the audit Client Service Partner and a review of the documents described above and of any additional working papers that I considered necessary in the circumstances. All significant matters arising as a result of this concurring review have been resolved to my satisfaction. Based on all of the relevant facts and circumstances of which I have knowledge, there are no matters that have come to my attention that would cause me to believe:

o _____ That the client's financial statements covered by the firm's audit report are not in conformity with generally accepted accounting principles (or other comprehensive basis of accounting) in all material respects (or if not in conformity with such basis, that our auditors' report has not been appropriately modified)

o _____ That the audit was not performed in accordance with generally accepted auditing standards.
Signature of
Concurring                              Dat
Reviewer                                e

To Be Completed by the Audit Client Service Partner I have reviewed this Record of Report Issuance and I am satisfied that all the necessary reviews have been completed and there are no pending evidential matters, subsequent events, or other matters to be considered before issuance of the report.
Signature of
audit Client                            Dat
Service                                 e
Partner

Distribution of Report Copies
                                         Method    No of
     To Whom             Address           of      Copies
                                        Delivery






Others (attach listing) To this office (including copy for Report Archive File) Total



o _____ A public entity is defined as follows: any entity (a) whose securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally, (b) that makes a filing with a regulatory agency in preparation for the sale of any class of its securities in a public market, or (c) a subsidiary, corporate joint venture, or other entity controlled by an entity covered by (a) or (b).






          SELECT 1995 GROWTH & TREASURY SECURITIES TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

The Trusts. The Trusts consist of zero coupon U.S. Treasury bonds and common stocks issued by small capitalization companies. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to protect Unit holders' capital and provide for income or potential capital appreciation by investing a portion of each portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations"), and the remainder of a Trust's portfolio in common stocks issued by small capitalization companies ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by small capitalization companies and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. At the Initial Date of Deposit, the Equity Securities consisted of common stocks issued by companies with a market capitalization of less than $850 million ("small capitalization" or "small cap" companies).

An investment in Units of a Trust should be made with an understanding of the risks such an investment may entail. In addition to the risks of investing in common stock, investments in common stock of small capitalization companies tend to be riskier and more volatile than investments in common stock of larger capitalized companies and may not be suited for investors seeking income and security. As a general definition, companies referred to as "small capitalization" companies typically have a market capitalization between $10 million and $2.3 billion. The small capitalization companies contained in a Trust can be sub-categorized into "micro capitalization," "small capitalization" and "mid capitalization" companies. As a general definition, companies referred to as "micro capitalization" companies, typically have a market capitalization between $10 million and $50 million; "small capitalization" companies between $50 million and $500 million; and "mid capitalization" companies between $500 million and $2.3 billion. In addition, small capitalization companies generally have lower revenue than larger companies (i.e., less than $1.5 billion), and are often newly public companies or in the early stages of their product cycle or in a niche-oriented business and may be regionally limited companies (e.g., certain banks and insurance companies).

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                        Percent of          Percent of
                                        Offering            Net Amount
Number of Units                         Price               Invested
____________                            ________            __________
  100,000 but less than 500,000         0.60%               0.6036%
  500,000 but less than 1,000,000       1.30%               1.3171%
1,000,000 or more                       2.10%               2.1450%

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one underwriter or dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the Underwriter or dealer of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the Underwriters and their subsidiaries, the sales charge is reduced by 2.0% of the Public Offering Price.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

          Select 1995 Growth & Treasury Securities Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series 112 SELECT 1995 GROWTH & TREASURY SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2001.

                     The First Trust Special Situations Trust
                       Series 112

                     SELECT 1995 GROWTH & TREASURY SECURITIES
                       TRUST
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 30, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
April 30, 2001